CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Cash and cash equivalent	$4,067,987	$6,903,499
Restricted cash-current	2,500,000	2,500,000
Total Cash and cash equivalent and Restricted cash	$6,567,987	$9,403,499

As of June 30, 2021 and December 31, 2020, the restricted cash-current was comprised of (i) cash held in a special account as collateral against a bank loan with amount equal to $1,000,000 and $1,000,000 respectively, and (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Mutia Branch with amount equal to $1,500,000 and $1,500,000, respectively (such restricted cash is used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block).

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
Cash and cash equivalent	$6,903,499	$12,241,339
Restricted cash-current	2,500,000	2,064,130
Restricted cash-non current	-	1,766,700
Total Cash and cash equivalent and Restricted cash	$9,403,499	$16,072,169

As of December 31, 2020 and 2019, the restricted cash -current related to (i) cash held in a special account as collateral against a bank loan with amount to $1,000,000 and $2,000,000 respectively, (ii) cash held by Restricted Cash in Bank Time Deposit for Cutting Mutia is $1,500,000 and nil, respectively.